CONSOLIDATED STATEMENTS OF CASH FLOWS In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014 USD ($)		Mar. 31, 2014 INR		Mar. 31, 2013 INR		Mar. 31, 2012 INR
Cash flows from operating activities:
Net income before noncontrolling interest	$ 1,324.1		79,446.2		62,134.7		50,008.0
Adjustment to reconcile net income to net cash provided by operating activities
Provision for credit losses	290.5		17,428.1		12,688.0		7,837.3
Depreciation and amortization	116.3		6,980.3		6,686.2		5,588.7
Amortization of intangible assets	25.6		1,538.5		2,304.5		2,328.9
Amortization of deferred acquisition costs	59.5		3,569.3		3,748.7		4,608.8
Amortization of premium (discount) on investments	(16.9)		(1,015.2)		(886.8)		324.1
Other than temporary impairment losses on available for sale securities	11.1		664.7		1,546.3		1,299.2
Provision for deferred income taxes	(33.2)	[1]	(1,994.6)	[1]	(4,881.7)	[1]	(1,950.0)	[1]
Share-based compensation expense	91.6		5,495.5		4,533.7		3,887.7
Net realized (gain) loss on sale of available for sale securities	(29.3)		(1,755.7)		(2,227.8)		1,315.1
(Gain) loss on disposal of property and equipment, net	(0.5)		(27.1)		10.2		(12.6)
Exchange (gain) loss	(126.4)		(7,585.6)		(2,197.9)		(3,089.5)
Net change in:
Investments held for trading	460.8		27,645.6		(11,200.8)		(43,305.8)
Accrued interest receivable	(99.8)		(5,988.2)		(7,725.5)		(6,885.6)
Other assets	(1,257.2)		(75,437.9)		48,090.2		(59,217.5)
Accrued interest payable	(507.7)		(30,460.9)		6,201.2		24,180.8
Accrued expense and other liabilities	1,810.8		108,648.3		(47,309.7)		50,574.7
Net cash provided by operating activities	2,119.3		127,151.3		71,513.5		37,492.3
Cash flows from investing activities:
Net change in term placements	379.7		22,784.0		(49,169.2)		(48,174.4)
Activity in available for sale securities:
Purchases	(7,853.5)		(471,211.3)		(743,212.7)		(553,510.4)
Proceeds from sales	1,478.1		88,685.7		72,607.2		9,078.8
Maturities, prepayments and calls	7,935.3		476,119.7		470,598.0		363,100.6
Net change in repurchase options and reverse repurchase options	(3,255.4)		(195,322.6)		88,868.3		(10,868.3)
Loans purchased	(1,115.0)		(66,898.7)		(51,644.0)		(57,263.2)
Repayments on loans purchased	800.6		48,036.7		40,596.8		41,302.5
Increase in loans originated, net of principal collections	(11,157.7)		(669,463.7)		(503,662.9)		(379,906.4)
Additions to property and equipment	(162.1)		(9,728.5)		(9,994.1)		(7,924.5)
Proceeds from sale or disposal of property and equipment	2.1		127.3		43.1		46.0
Net cash used in investing activities	(12,947.9)		(776,871.4)		(684,969.5)		(644,119.3)
Cash flows from financing activities:
Net increase in deposits	11,815.4		708,925.0		493,240.6		385,202.5
Net increase (decrease) in short-term borrowings	8.0		477.7		33,123.4		38,641.2
Purchase of subsidiary shares from noncontrolling interest	(37.8)		(2,265.8)		0		0
Proceeds from issue of shares by a subsidiary to noncontrolling interests	2.7		162.4		34.6		12.3
Proceeds from issuance of long-term debt	2,439.0		146,341.9		162,705.7		88,329.3
Repayment of long-term debt	(851.1)		(51,063.9)		(45,875.4)		(6,188.1)
Proceeds from issuance of equity shares for options exercised	120.5		7,232.9		10,949.5		5,302.8
Proceeds from application for issuance of equity shares for options exercised pending allotment	0		0		221.5		0
Payment of dividends and dividend tax	(256.2)		(15,372.6)		(11,787.0)		(8,947.6)
Net cash provided by financing activities	13,240.5		794,437.6		642,612.9		502,352.4
Effect of exchange rate changes on cash and cash equivalents	123.0		7,377.5		1,540.3		3,415.5
Net change in cash and cash equivalents	2,534.9		152,095.0		30,697.2		(100,859.1)
Cash and cash equivalents, beginning of year	3,645.7		218,740.2		188,043.0		288,902.1
Cash and cash equivalents, end of year	6,180.6		370,835.2		218,740.2		188,043.0
Supplementary cash flow information:
Interest paid	4,334.0		260,039.7		190,602.7		126,958.1
Income taxes paid	701.8		42,107.9		38,348.8		28,180.1
Non-cash investment activities
Payable for purchase of property and equipment	$ 13.6		814.6		1,074.4		311.6

[1]	Includes deferred income tax benefits on the amortization of intangible assets of Rs. 805.1million, Rs. 747.7 million and Rs.495.6 million for fiscals March 31, 2012, March 31, 2013 and March 31, 2014, respectively.